SCHEDULE OF COMPONENTS OF DEFERRED TAX (Details)	Feb. 28, 2026 USD ($)	Feb. 28, 2026 SGD ($)	Feb. 28, 2025 SGD ($)	Feb. 29, 2024 SGD ($)
Income Tax Disclosure [Abstract]
Net operating loss carried forward	$ 1,874,296	$ 2,368,360	$ 1,786,567	$ 1,334,117
Deferred tax assets, gross	318,630	402,621	303,716	226,800
Valuation allowance	(318,630)	(402,621)	(303,716)	(226,800)
Deferred tax assets, net of valuation allowance